Related Parties (Details) - Schedule of balances with related parties $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of balances with related parties [Abstract]
Other current liabilities	$ 72
Loans from related parties	$ 5,816	[1]

[1]	see Note 6